Note 10 - Financial Instruments (Details) - Gain or Loss on Derivatives Not Designated as Hedging Instruments - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Gain or Loss on Derivatives Not Designated as Hedging Instruments [Abstract]
Interest rate – Fair value	$ (35,945)	$ 341,902
Interest rate contracts - Realized loss	(129,327)	(437,767)
Total loss on derivatives	$ (165,272)	$ (95,865)